Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets [Abstract]
Summary of licenses cost
	December 31, 2014	December 31, 2013
Patents and Licenses, at cost	$972,000	$972,000
Less: Accumulated amortization	(480,793)	(429,110)
	$491,207	$542,890

Summary of amortization expense for future years
Amount
2015	$51,684
2016	51,684
2017	51,684
2018	51,684
2019 and thereafter	284,471
Total	$491,207